Risk and Uncertainties (Details) - Schedule of Revenue and Outstanding Receivable - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Customer A [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues	$ 982,137		$ 4,286,883		$ 4,714,969		$ 10,852,942
Percentage of revenues	18.00%		32.00%		26.00%		26.00%
Customer B [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues		[1]		[1]		[1]	$ 5,561,429
Percentage of revenues		[1]		[1]		[1]	13.00%
Customer C [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues		[1]	$ 1,503,454			[1]	$ 4,609,083
Percentage of revenues		[1]	11.00%			[1]	11.00%
Customer D [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues	$ 1,063,350		$ 1,581,322		$ 3,426,311		$ 4,633,225
Percentage of revenues	20.00%		12.00%		19.00%		11.00%
Customer E [Member]
Schedule of Revenue and Outstanding Receivable [Line Items]
Revenues					$ 1,920,088			[1]
Percentage of revenues					11.00%			[1]

[1]	Customer who accounted for less than 10% of the total revenue during the periods.